Total
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Salient MLP & Energy Infrastructure Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Westwood Salient MLP & Energy Infrastructure Fund	Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares	Westwood Salient MLP & Energy Infrastructure Fund A Class Shares		Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	none	4.00%		none
Maximum Deferred Sales Charge (as a percentage)	none	none	[1]	1.00%	[2]
[1]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
[2]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

December 29, 2023

WESTWOOD FUNDS

A Series of Ultimus Managers Trust

Fund	Institutional Shares	A Class Shares	C Class Shares	Ultra Shares
Westwood Salient MLP & Energy Infrastructure Fund	SMLPX	SMAPX	SMFPX	SMRPX

Supplement to the Prospectuses, each dated April 30, 2023, as supplemented

This supplement updates certain information in the Prospectuses for the Westwood Salient MLP & Energy Infrastructure Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Fund toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectuses for the Fund.

Westwood Salient MLP & Energy Infrastructure Fund

The following replaces, in its entirety, the table titled “Shareholder Fees (fees paid directly from your investment)” on page 1 of the Prospectus:

Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	A Class Shares	C Class Shares
Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	None	4.00%	None
Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	None	None(1)	1.00%(2)
(1)	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

* * *

The following table and footnote are added in their entirety under the heading Sales Charges—Front-End Sales Charges – A Class Shares on page 88 of the Prospectus immediately before the last paragraph on that page:

Notwithstanding the foregoing, the sales charges below apply to the A Class Shares of the Westwood Salient MLP & Energy Infrastructure Fund and the Westwood Broadmark Tactical Growth Fund.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	4.00%	4.17%	4.00%
$50,000 but less than $100,000	3.50%	3.63%	3.50%
$100,000 but less than $250,000	2.25%	2.30%	2.25%

$250,000 but less than $500,000	1.50%	1.52%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 and over[1]	None	None	None
1	Purchases of A Class Shares of a Fund or its respective Predecessor Fund of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase. See “Contingent Deferred Sales Charges” below for more information.

* * *

Also, effective February 28, 2024, the following sentence that appears in the Principal Investment Strategies section in the Fund Summary is deleted in its entirety:

The Fund may invest up to but not more than 10% of total assets in any single issuer.

In its place, the following sentence is added in its entirety:

The Fund may invest up to but not more than 12.5% of total assets in any single issuer.

If you have any questions regarding the Fund, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

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